Note 10 - Deferred Revenues - Summary of Deferred Revenues (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred revenues, total	€ 2,902	€ 2,857
Less long term portion	(973)	(562)
Deferred revenues, current portion	1,929	2,295
Maintenance [Member]
Deferred revenues, total	1,246	1,497
RPP [Member]
Deferred revenues, total	339	405
Sale of Devices [Member]
Deferred revenues, total	289	218
Extension of Warranty [Member]
Deferred revenues, total	855	676
Research and Development Grants [Member]
Deferred revenues, total	€ 173	€ 61